Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2021
Distribution Date:	4/15/2021

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 2,000,000,000	1.50516	$3,010,325,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)(3)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 830,000,000	1.38151	$1,146,656,000	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL27 - 8 Year Fixed(1)	CHF 180,000,000	1.46683	$264,030,000	April 3, 2028	0.298%	Fixed
SERIES CBL29 - 3 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2023	3 Mth CDOR + 1.65%	Float
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
SERIES CBL31 - 2.5 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	October 20, 2022	3 Mth CDOR + 0.67%	Float
SERIES CBL32 - 2.25 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	August 22, 2022	3 Mth CDOR + 0.67%	Float

Total Outstanding under the Global Registered Covered Bond Program			$52,056,462,600

OSFI Covered Bond Ratio Limit(2)	5.50%	OSFI Covered Bond Ratio(2)	4.75%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL27	Aaa	AAA	AAA
CBL29	N/A	AAA	AAA
CBL30	Aaa	AAA	AAA
CBL31	N/A	AAA	AAA
CBL32	N/A	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at Jaunary 31, 2021. On March 27, 2020 OSFI announced that the covered bond ratio would be temporarily increased to 10% to enable access to Bank of Canada facilities. Effective April 6th, 2021 this temporary increase to the covered bond limit has been unwound. The covered bond ratio noted above is in relation to the limit in effect as at April 6th, 2021.
(3) CBL 19 was transitioned to Compounded Daily SONIA +30.5 bps from GBP LIBOR+23bps on March 25, 2021, following Bondholders Consent Solicitation meeting. The note will start accruing interest based on Compounded Daily SONIA +30.5bps starting April 12, 2021 (the Effective Date).
* For purpose of accessing central bank facilities.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2021
Distribution Date:	4/15/2021

Supplementary Information (continued)

	Moody's	Fitch	DBRS	S&P
The Bank of Nova Scotia's Credit Ratings(1)
Senior Debt(2)/Long-Term Issuer Default Rating(Fitch)	Aa2	AA/AA-	AA	A+
Subordinated Debt that does not contain NVCC(3) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(3) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt (or Issuer Default Rating for Fitch)	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (The Bank of Nova Scotia)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (The Bank of Nova Scotia)	P-2 (cr)	F2	BBB (low)
Servicer (The Bank of Nova Scotia)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (The Bank of Nova Scotia)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (The Bank of Nova Scotia, Credit Suisse AG, BTA Institutional Services Australia Limited)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Includes Senior debt issued prior to September 23, 2018 and senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization "Bail-In" regime. Senior debt subject to conversion under the Bail-In regime is rated A2 by Moody's, AA- by Fitch and AA(low) by DBRS.
(3) Non-viability contingent capital (NVCC)
(4) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(5) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2021
Distribution Date:	4/15/2021

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$52,056,462,600

A = Lesser of (i) LTV Adjusted Loan Balance and	62,192,917,841	A (i)	65,571,885,071
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	62,192,917,841
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	518,153,288
Total: A + B + C + D + E - F	61,674,764,552

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.3%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	52,837,215,416
-
A = lesser of (i) Present Value of outstanding loan balance of	66,500,554,638
Performing Eligible Loans(5) and (ii) 80% of Market Value of	-
properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	66,500,554,638

Intercompany Loan Balance

Guarantee Loan	54,882,482,804
Demand Loan	12,151,977,907
Total	67,034,460,711

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage (annualized)
March 31, 2021	N/A	N/A

Portfolio Flow of Funds

	3/31/2021		2/25/2021
Cash Inflows
Principal Receipts	1,424,561,315.17	(7)	1,111,646,183.57	(7)
Sale of Loans	57,970,758.82		74,976,911.38
Revenue Receipts	179,774,475.75		144,274,016.28
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(179,540,016.24)	(8)	(143,929,236.95)	(9)
Purchase of Loans	(127,772,577.65)		(114,550,933.91)
Intercompany Loan Repayment	(1,354,759,496.34)	(7)(8)	(1,072,072,161.04)	(7)(9)
Distribution to Partners	(2,975,778.20)	(9)	-
Other Inflows / Outflows(10)	(68.87)		(61.69)
Net Inflows/(Outflows)	(2,741,387.56)		344,717.64

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.0994%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2020 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) Includes Capitalized interest on loans acquired by Guarantor LP via draw on the Intercompany Loan. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of Capitalized Interest on acquired loans are included in the Intercompany Loan Principal Repayment.
(8) This amount is to be paid out on April 19, 2021.
(9) This amount was paid out on March 17th, 2021.
(10) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2021
Distribution Date:	4/15/2021

Portfolio Summary Statistics

Previous Month Ending Balance	$66,893,027,600
Current Month Ending Balance (1)	$65,541,092,534
Number of Mortgage Loans in Pool	255,527
Average Loan Size	$256,494
Number of Primary Borrowers	223,158
Number of Properties	227,016

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	51.27%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	64.61%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.21%
Weighted Average Seasoning of Loans in the Portfolio	23.97	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.62%
Weighted Average Original Term of Loans in the Portfolio	55.72	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	31.74	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	23.89	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	255,450	99.97%	65,518,372,252	99.97%
30 to 59 Days Past Due	58	0.02%	16,789,364	0.03%
60 to 89 Days Past Due	19	0.01%	5,930,918	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	255,527	100.00%	65,541,092,534	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	26,695	10.45%	6,216,823,835	9.49%
British Columbia	43,058	16.85%	14,538,201,199	22.18%
Manitoba	4,998	1.96%	764,089,700	1.17%
New Brunswick	5,869	2.30%	567,991,246	0.87%
Newfoundland	6,350	2.49%	835,333,580	1.27%
Northwest Territories	75	0.03%	16,144,828	0.02%
Nova Scotia	8,911	3.49%	1,135,389,904	1.73%
Nunavut	-	0.00%	-	0.00%
Ontario	148,072	57.95%	39,285,634,977	59.94%
Prince Edward Island	1,290	0.50%	154,019,364	0.23%
Quebec	2,697	1.06%	614,151,055	0.94%
Saskatchewan	7,091	2.78%	1,325,417,572	2.02%
Yukon	421	0.16%	87,895,274	0.13%
Total	255,527	100.00%	65,541,092,534	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,367	0.93%	802,487,023	1.22%
599 or less	1,668	0.65%	397,904,549	0.61%
600 - 650	3,679	1.44%	995,041,276	1.52%
651 - 700	12,138	4.75%	3,299,287,769	5.03%
701 - 750	26,345	10.31%	7,158,596,000	10.92%
751 - 800	42,657	16.69%	11,542,387,116	17.61%
801 and Above	166,673	65.23%	41,345,388,801	63.08%
Total	255,527	100.00%	65,541,092,534	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2021
Distribution Date:	4/15/2021

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	222,699	87.15%	54,781,263,621	83.58%
Variable	32,828	12.85%	10,759,828,912	16.42%
Total	255,527	100.00%	65,541,092,534	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	191,653	75.00%	42,794,697,613	65.29%
Non-STEP	63,874	25.00%	22,746,394,921	34.71%
Total	255,527	100.00%	65,541,092,534	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	13,889	5.44%	2,891,285,085	4.41%
Owner Occupied	241,638	94.56%	62,649,807,449	95.59%
Total	255,527	100.00%	65,541,092,534	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	92,206	36.08%	24,429,126,165	37.27%
2.5000 - 2.9999	103,545	40.52%	27,141,767,475	41.41%
3.0000 - 3.4999	36,244	14.18%	9,078,873,730	13.85%
3.5000 - 3.9999	21,927	8.58%	4,634,487,394	7.07%
4.0000 - 4.4999	1,208	0.47%	176,020,956	0.27%
4.5000 - 4.9999	99	0.04%	15,391,287	0.02%
5.0000 - 5.4999	28	0.01%	2,693,420	0.00%
5.5000 and Above	270	0.11%	62,732,108	0.10%
Total	255,527	100.00%	65,541,092,534	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	28,306	11.08%	2,447,953,450	3.73%
20.01-25.00	12,186	4.77%	1,883,504,620	2.87%
25.01-30.00	14,870	5.82%	2,762,562,677	4.22%
30.01-35.00	17,957	7.03%	3,819,132,736	5.83%
35.01-40.00	21,548	8.43%	5,093,160,984	7.77%
40.01-45.00	23,770	9.30%	6,126,325,083	9.35%
45.01-50.00	24,227	9.48%	6,750,770,182	10.30%
50.01-55.00	23,789	9.31%	7,123,473,861	10.87%
55.01-60.00	23,251	9.10%	7,456,412,911	11.38%
60.01-65.00	22,976	8.99%	7,987,762,425	12.19%
65.01-70.00	18,481	7.23%	6,592,899,992	10.06%
70.01-75.00	13,325	5.21%	4,336,926,930	6.62%
75.01-80.00	8,873	3.47%	2,630,237,364	4.01%
80.01-90.00	1,657	0.65%	442,351,367	0.67%
90.01-100.00	192	0.08%	55,811,261	0.09%
Over 100.00	119	0.05%	31,806,692	0.05%
Total	255,527	100.00%	65,541,092,534	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2021
Distribution Date:	4/15/2021

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	38,028	14.88%	8,340,401,411	12.73%
12.00 - 23.99	63,024	24.66%	16,014,942,130	24.43%
24.00 - 35.99	51,291	20.07%	13,417,148,493	20.47%
36.00 - 41.99	18,763	7.34%	5,847,404,171	8.92%
42.00 - 47.99	27,553	10.78%	7,926,253,188	12.09%
48.00 - 53.99	23,470	9.18%	5,466,675,910	8.34%
54.00 - 59.99	25,160	9.85%	6,226,422,124	9.50%
60.00 - 65.99	7,502	2.94%	2,145,763,457	3.27%
66.00 - 71.99	44	0.02%	8,298,125	0.01%
72.00 and Above	692	0.27%	147,783,525	0.23%
Total	255,527	100.00%	65,541,092,534	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	60,445	23.66%	3,472,583,730.18	5.30%
100,000 - 149,999	34,094	13.34%	4,264,142,159.88	6.51%
150,000 - 199,999	31,420	12.30%	5,490,461,664.08	8.38%
200,000 - 249,999	27,639	10.82%	6,206,936,109.14	9.47%
250,000 - 299,999	22,947	8.98%	6,290,329,819.10	9.60%
300,000 - 349,999	18,043	7.06%	5,845,246,527.39	8.92%
350,000 - 399,999	13,838	5.42%	5,173,686,459.20	7.89%
400,000 - 449,999	10,212	4.00%	4,329,505,501.07	6.61%
450,000 - 499,999	8,087	3.16%	3,833,005,707.90	5.85%
500,000 - 549,999	6,318	2.47%	3,309,886,649.34	5.05%
550,000 - 599,999	5,074	1.99%	2,910,817,206.23	4.44%
600,000 - 649,999	3,621	1.42%	2,257,544,579.10	3.44%
650,000 - 699,999	2,779	1.09%	1,872,100,236.69	2.86%
700,000 - 749,999	2,150	0.84%	1,557,487,684.25	2.38%
750,000 - 799,999	1,772	0.69%	1,371,197,545.38	2.09%
800,000 - 849,999	1,449	0.57%	1,194,398,145.34	1.82%
850,000 - 899,999	1,154	0.45%	1,008,472,024.15	1.54%
900,000 - 949,999	866	0.34%	801,206,702.91	1.22%
950,000 - 999,999	689	0.27%	671,004,848.47	1.02%
1,000,000 or Greater	2,930	1.15%	3,681,079,233.76	5.62%
Total	255,527	100.00%	65,541,092,534	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	41,855	16.38%	10,085,253,678	15.39%
Single Family	208,732	81.69%	54,148,256,896	82.62%
Multi Family	4,307	1.69%	1,178,568,099	1.80%
Other	633	0.25%	129,013,859	0.20%
Total	255,527	100.00%	65,541,092,534	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2021
Distribution Date:	4/15/2021

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	97,523,418	75,854,750	96,007,980	128,028,233	150,712,187	192,849,927	244,475,977	345,581,610	418,081,973	568,545,969	795,619,903	1,403,609,835	1,392,812,384	279,138,886	24,075,076	3,905,726	6,216,823,835	9.49%
Alberta	Current and Less Than 30 Days Past Due	97,475,684	75,854,750	95,946,517	128,028,233	150,554,783	192,688,725	244,475,977	345,581,610	416,982,202	567,948,054	795,381,140	1,402,920,177	1,391,745,920	278,955,963	24,075,076	3,905,726	6,212,520,537	99.93%
Alberta	30 to 59 Days Past Due	47,734	-	61,463	-	-	-	-	-	1,099,771	597,915	238,763	689,658	1,066,464	182,923	-	-	3,984,691	0.06%
Alberta	60 to 89 Days Past Due	-	-	-	-	157,405	161,202	-	-	-	-	-	-	-	-	-	-	318,607	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	528,256,392	390,173,552	572,665,481	787,332,521	1,036,702,101	1,226,168,462	1,407,743,513	1,549,992,254	1,664,604,623	1,590,285,316	1,792,350,954	1,339,800,666	576,959,657	63,028,700	5,228,717	6,908,290	14,538,201,199	22.18%
	Current and Less Than 30 Days Past Due	528,042,895	389,923,627	572,516,810	787,093,845	1,035,696,094	1,226,018,261	1,406,840,641	1,549,992,254	1,664,233,482	1,589,929,981	1,792,350,954	1,339,656,483	576,720,075	63,028,700	5,228,717	6,908,290	14,534,181,109	99.97%
British Columbia	30 to 59 Days Past Due	213,497	249,925	148,671	238,676	1,006,007	150,201	902,872	-	-	355,335	-	144,182	-	-	-	-	3,409,367	0.02%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	371,140	-	-	-	239,582	-	-	-	610,723	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	17,956,401	11,585,423	17,493,103	24,003,328	31,418,786	42,143,905	57,518,976	75,039,126	102,920,921	136,005,142	135,663,782	99,130,594	12,965,243	244,971	-	-	764,089,700	1.17%
Manitoba	Current and Less Than 30 Days Past Due	17,956,401	11,585,423	17,493,103	24,003,328	31,418,786	41,969,786	57,518,976	75,039,126	102,920,921	136,005,142	135,462,150	99,130,594	12,965,243	244,971	-	-	763,713,948	99.95%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	174,119	-	-	-	-	201,632	-	-	-	-	-	375,752	0.05%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	16,616,610	12,037,178	19,544,915	30,312,256	40,949,262	61,149,898	69,122,413	57,765,873	66,147,912	80,528,485	82,730,391	23,453,774	7,632,279	-	-	-	567,991,246	0.87%
New Brunswick	Current and Less Than 30 Days Past Due	16,616,610	12,037,178	19,544,915	30,312,256	40,949,262	61,149,898	69,037,304	57,765,873	66,147,912	80,492,810	82,730,391	23,453,774	7,632,279	-	-	-	567,870,463	99.98%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	35,675	-	-	-	-	-	-	35,675	0.01%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	85,108	-	-	-	-	-	-	-	-	-	85,108	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,806,358	7,790,964	14,492,298	20,345,011	27,974,928	33,763,600	47,583,165	89,234,099	60,809,286	81,360,347	124,841,452	189,740,080	113,232,034	9,658,955	1,470,193	1,230,810	835,333,580	1.27%
Newfoundland	Current and Less Than 30 Days Past Due	11,806,358	7,790,964	14,492,298	20,345,011	27,974,928	33,763,600	47,583,165	89,234,099	60,809,286	81,360,347	124,841,452	189,634,136	113,232,034	9,464,105	1,470,193	1,230,810	835,032,786	99.96%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	105,944	-	-	-	-	105,944	0.01%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	194,850	-	-	194,850	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	331,987	672,622	594,360	1,095,333	369,599	1,439,188	1,439,330	1,382,926	1,846,005	2,914,709	2,929,672	1,129,098	-	-	-	-	16,144,828	0.02%
North West Territories	Current and Less Than 30 Days Past Due	331,987	672,622	594,360	1,095,333	369,599	1,439,188	1,439,330	1,382,926	1,846,005	2,914,709	2,929,672	1,129,098	-	-	-	-	16,144,828	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	30,217,829	22,013,718	36,374,269	50,565,587	68,208,588	99,847,698	145,237,157	195,554,321	180,275,009	145,218,084	114,876,357	32,856,691	12,785,698	713,843	343,091	301,963	1,135,389,904	1.73%
Nova Scotia	Current and Less Than 30 Days Past Due	30,217,829	22,013,718	36,374,269	50,565,587	68,208,588	99,847,698	145,237,157	195,419,794	180,275,009	145,218,084	114,613,476	32,856,691	12,785,698	713,843	343,091	301,963	1,134,992,496	99.96%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	134,527	-	-	262,881	-	-	-	-	-	397,408	0.04%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-		-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,699,870,331	1,324,732,456	1,948,710,587	2,701,393,343	3,609,705,103	4,294,632,954	4,534,036,024	4,561,720,100	4,680,501,021	4,979,704,028	3,193,639,738	1,135,395,350	488,566,815	89,079,223	24,488,003	19,459,903	39,285,634,977	59.94%
Ontario	Current and Less Than 30 Days Past Due	1,699,593,548	1,324,664,910	1,948,534,045	2,699,427,249	3,609,413,265	4,294,046,660	4,533,091,302	4,559,536,307	4,679,323,715	4,977,696,293	3,191,228,375	1,135,395,350	488,566,815	89,079,223	24,488,003	19,459,903	39,273,544,962	99.97%
Ontario	30 to 59 Days Past Due	276,784	67,546	176,541	1,966,094	-	586,294	114,806	1,735,134	-	944,140	1,657,674	-	-	-	-	-	7,525,014	0.02%
Ontario	60 to 89 Days Past Due	-	-	-	-	291,838	-	829,916	448,659	1,177,306	1,063,595	753,689	-	-	-	-	-	4,565,001	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	5,025,693	2,660,504	4,928,017	6,445,509	8,855,976	15,196,831	11,988,649	16,823,544	17,440,030	25,957,602	28,265,444	9,001,248	1,430,318	-	-	-	154,019,364	0.23%
Prince Edward Island	Current and Less Than 30 Days Past Due	5,025,693	2,660,504	4,928,017	6,445,509	8,855,976	15,196,831	11,988,649	16,823,544	17,440,030	25,957,602	28,265,444	9,001,248	1,430,318	-	-	-	154,019,364	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	10,594,901	9,221,597	14,799,794	17,745,573	32,865,783	31,380,122	47,419,797	55,733,269	70,023,578	182,400,127	98,897,493	36,738,456	6,148,039	182,525	-	-	614,151,055	0.94%
Quebec	Current and Less Than 30 Days Past Due	10,594,901	9,221,597	14,799,794	17,745,573	32,865,783	31,380,122	47,419,797	55,733,269	70,023,578	182,243,498	98,732,943	36,738,456	6,148,039	182,525	-	-	613,829,876	99.95%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	164,550	-	-	-	-	-	164,550	0.03%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	156,629	-	-	-	-	-	-	156,629	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	27,102,729	23,763,777	34,751,320	46,874,855	78,312,968	120,967,115	179,311,358	165,718,368	180,686,774	181,343,264	207,623,989	60,951,891	17,704,898	304,263	-	-	1,325,417,572	2.02%
Saskatchewan	Current and Less Than 30 Days Past Due	27,102,729	23,763,777	34,751,320	46,874,855	78,312,968	120,967,115	179,256,978	165,718,368	180,686,774	180,774,333	207,456,338	60,951,891	17,704,898	304,263	-	-	1,324,626,608	99.94%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	54,381	-	-	568,932	167,651	-	-	-	-	-	790,964	0.06%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,650,801	2,998,080	2,200,552	4,991,186	7,085,702	6,785,382	4,893,823	8,928,371	13,075,779	13,499,353	15,460,816	5,119,247	-	-	206,181	-	87,895,274	0.13%
Yukon	Current and Less Than 30 Days Past Due	2,650,801	2,998,080	2,200,552	4,991,186	7,085,702	6,785,382	4,893,823	8,928,371	13,075,779	13,499,353	15,460,816	5,119,247	-	-	206,181	-	87,895,274	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	2,447,953,450	1,883,504,620	2,762,562,677	3,819,132,736	5,093,160,984	6,126,325,083	6,750,770,182	7,123,473,861	7,456,412,911	7,987,762,425	6,592,899,992	4,336,926,930	2,630,237,364	442,351,367	55,811,261	31,806,692	65,541,092,534	100.00%
	Current and Less Than 30 Days Past Due	2,447,415,435	1,883,187,148	2,762,176,002	3,816,927,966	5,091,705,734	6,125,253,266	6,748,783,099	7,121,155,541	7,453,764,694	7,984,040,204	6,589,453,152	4,335,987,146	2,628,931,317	441,973,594	55,811,261	31,806,692	65,518,372,252	99.97%
	30 to 59 Days Past Due	538,015	317,471	386,675	2,204,770	1,006,007	910,615	1,072,059	1,869,661	1,099,771	2,501,996	2,693,152	939,784	1,066,464	182,923	-	-	16,789,364	0.03%
	60 to 89 Days Past Due	-	-	-	-	449,242	161,202	915,024	448,659	1,548,446	1,220,224	753,689	-	239,582	194,850	-	-	5,930,918	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2021
Distribution Date:	4/15/2021

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	29,287,631	18,114,597	30,354,070	35,530,924	49,883,969	48,282,522	65,873,603	83,820,004	103,738,916	117,761,106	93,204,125	78,722,609	40,946,840	6,966,107	-	-	802,487,023	1.22%
<=599	5,623,387	4,268,942	6,839,212	18,014,463	27,963,622	32,124,714	37,991,178	42,726,360	53,413,022	52,349,246	50,327,615	34,166,331	24,500,160	6,268,104	1,110,149	218,042	397,904,549	0.61%
600-650	9,745,502	10,906,766	16,515,842	37,015,563	63,092,304	78,738,189	97,093,782	106,891,828	122,995,276	182,907,451	123,158,620	80,541,447	54,042,590	7,371,558	4,024,555	-	995,041,276	1.52%
651-700	48,351,494	41,103,857	77,885,971	122,274,168	193,378,417	256,217,756	326,763,509	386,270,294	426,068,875	520,546,896	423,888,412	264,846,122	179,334,484	28,065,027	2,831,387	1,461,102	3,299,287,769	5.03%
701-750	131,551,751	121,662,685	199,124,086	329,118,286	449,689,781	635,807,787	712,131,093	844,059,011	909,899,229	992,513,866	845,920,984	581,596,149	342,076,244	53,655,092	6,182,343	3,607,613	7,158,596,000	10.92%
751-800	272,192,245	239,161,713	374,417,998	563,831,840	799,261,201	1,034,162,860	1,154,557,164	1,291,592,573	1,364,732,015	1,579,393,224	1,350,204,262	885,837,278	518,194,408	90,734,281	16,151,351	7,962,703	11,542,387,116	17.61%
>800	1,951,201,440	1,448,286,059	2,057,425,498	2,713,347,491	3,509,891,690	4,040,991,255	4,356,359,854	4,368,113,791	4,475,565,576	4,542,290,636	3,706,195,974	2,411,216,994	1,471,142,637	249,291,198	25,511,476	18,557,232	41,345,388,801	63.08%
Total	2,447,953,450	1,883,504,620	2,762,562,677	3,819,132,736	5,093,160,984	6,126,325,083	6,750,770,182	7,123,473,861	7,456,412,911	7,987,762,425	6,592,899,992	4,336,926,930	2,630,237,364	442,351,367	55,811,261	31,806,692	65,541,092,534	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.